                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-7193

                      (Investment Company Act File Number)

                          Federated Institutional Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 7/31/05

               Date of Reporting Period: Six months ended 1/31/05
                                         ------------------------

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Government Ultrashort Duration Fund

A Portfolio of Federated Institutional Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2005

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended		Period Ended
	1/31/2005		7/31/2004		7/31/2003	[1]
Net Asset Value, Beginning of Period	$1.99		$1.99		$1.99
Income From Investment Operations:
Net investment income	0.01		0.02		0.01
Net realized and unrealized loss on investments	(0.01)		(0.00	) [2]	(0.00	) [2]
TOTAL FROM INVESTMENT OPERATIONS	0.00		0.02		0.01
Less Distributions:
Distribution from net investment income	(0.01)		(0.02)		(0.01)
Net Asset Value, End of Period	$1.98		$1.99		$1.99
Total Return [3]	0.20%		0.78%		0.30%

Ratios to Average Net Assets:
Expenses	0.70	% [4]	0.70%		0.70	% [4]
Net investment income	1.38	% [4]	0.76%		0.86	% [4]
Expense waiver/reimbursement [5]	0.35	% [4]	0.33%		0.31	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$9,971		$10,241		$5,936
Portfolio turnover	27%		86%		85	% [6]

1 Reflects operations for the period from March 6, 2003 (start of performance) to July 31, 2003.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Tota1 returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2003.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases or redemption payments; (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2004 to January 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2004	Ending Account Value 1/31/2005	Expenses Paid During Period [1]
Actual	$1,000	$1,002.00	$3.53
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.68	$3.57

1 Expenses are equal to the Fund's annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At January 31, 2005, the fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
U.S. Government Agency Mortgage-Backed Securities	46.1%
U.S. Government Agency Securities	34.9%
Repurchase Agreements [3]	19.0%
TOTAL	100.0%

1 See the Fund's Prospectus for a more complete description of the principal types of securities in which the fund invests.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Repurchase agreements, as more fully described in the Fund's prospectus, are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price.

Portfolio of Investments

January 31, 2005 (unaudited)

Principal Amount		Value
	ADJUSTABLE-RATE MORTGAGES--24.4%
	Federal Home Loan Mortgage Corp. ARM--4.7%
$3,833,903	3.437%, 9/1/2028	$3,939,067
1,685,382	3.541%, 2/1/2029	1,729,505
3,569,924	3.793%, 1/1/2027	3,679,378
5,275,515	3.877%, 9/1/2025	5,450,715
4,431,631	4.249%, 1/1/2035	4,499,745
1,678,183	4.558%, 12/1/2032	1,683,553
	TOTAL	20,981,963
	Federal National Mortgage Association ARM--19.7%
9,893,516	3.173%, 5/1/2040 - 8/1/2040	10,089,526
2,542,202	3.534%, 6/1/2033	2,565,107
6,053,163	3.567%, 9/1/2027	6,148,501
14,558,628	3.586%, 6/1/2027	14,776,861
7,880,945	3.623%, 6/1/2027	7,995,771
4,410,081	3.760%, 4/1/2033	4,566,948
6,697,355	3.826%, 11/1/2034	6,678,267
6,983,972	3.827%, 7/1/2033 - 12/1/2034	7,023,597
3,938,015	3.858%, 12/1/2034	3,976,529
10,214,754	3.875%, 4/1/2024	10,493,208
1,091,804	3.926%, 8/1/2032	1,126,829
1,581,516	3.991%, 5/1/2028	1,630,100
2,141,938	4.061%, 10/1/2028	2,213,629
1,203,660	4.202%, 8/1/2031	1,220,294
5,230,278	4.439%, 9/1/2032	5,291,734
1,535,724	5.941%, 6/1/2028	1,574,716
	TOTAL	87,371,617
	TOTAL ADJUSTABLE-RATE MORTGAGES (IDENTIFIED COST $108,703,174)	108,353,580
	COLLATERALIZED MORTGAGE OBLIGATIONS--19.9%
	Federal Home Loan Mortgage Corp. REMIC--11.4%
2,770,875	Series 2539-FK, 2.830%, 10/15/2016	2,771,179
10,955,655	Series 2571-FB, 2.830%, 2/15/2018	10,950,505
2,533,270	Series 2543-EF, 2.830%, 12/15/2032	2,530,078
Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS--continued
	Federal Home Loan Mortgage Corp. REMIC--continued
$5,535,852	Series 2534-MF, 2.880%, 9/15/2030	$5,549,027
1,063,184	Series 2395-FT, 2.930%, 12/15/2031	1,062,705
3,888,259	Series 2359-FA, 2.980%, 2/15/2029	3,901,634
5,616,147	Series 2554-FW, 2.980%, 11/15/2029	5,633,277
2,500,000	Series 1587-FL, 2.995%, 10/15/2008	2,500,975
1,225,252	Series 2444-FT, 3.010%, 9/15/2029	1,231,820
1,563,848	Series 2478-YK, 3.030%, 2/15/2032	1,570,213
308,698	Series 2452-FG, 3.030%, 3/15/2032	309,809
650,794	Series 2191-MF, 3.080%, 12/17/2027	653,254
2,819,503	Series 2396-FL, 3.080%, 12/15/2031	2,833,798
1,035,717	Series 1640-FA, 3.300%, 12/15/2008	1,042,501
1,281,696	Series 1146-E, 3.550%, 9/15/2021	1,291,783
1,500,000	Series 1611-JA, 3.625%, 8/15/2023	1,507,275
217,074	Series 2608-PA, 4.000%, 11/15/2012	216,961
1,487,155	Series 2517-OJ, 4.500%, 7/15/2012	1,494,070
169,040	Series 2481-M, 5.500%, 1/15/2015	169,498
2,587,978	Series 2389-CD, 6.000%, 3/15/2016	2,640,488
627,461	Series 1465-G, 7.000%, 12/15/2007	630,191
	TOTAL	50,491,041
	Federal National Mortgage Association REMIC--7.8%
1,414,107	Series 2001-20-FE, 2.680%, 4/17/2031	1,409,483
6,245,487	Series 2003-15-FW, 2.880%, 12/25/2016	6,246,611
2,594,170	Series 1998-22-FA, 2.880%, 4/18/2028	2,597,957
2,812,976	Series 2002-58-LF, 2.930%, 1/25/2029	2,818,039
2,212,480	Series 2002-50-FH, 2.930%, 12/25/2029	2,215,733
1,839,942	Series 2002-53-FP, 2.980%, 8/25/2030	1,843,107
6,698,406	Series 2002-82-FK, 2.980%, 10/25/2031	6,704,099
3,363,310	Series 2002-74-FV, 2.980%, 11/25/2032	3,364,387
924,282	Series 2001-34-FL, 3.030%, 8/25/2031	932,099
1,214,325	Series 2001-68-FD, 3.030%, 12/25/2031	1,219,838
276,163	Series 2002-39-FB, 3.030%, 3/18/2032	277,207
523,611	Series 1993-220-FA, 3.131%, 11/25/2013	526,575
2,909,128	Series 2002-86-DP, 5.500%, 1/25/2028	2,937,841
931,481	Series 2001-50-LD, 6.500%, 5/25/2030	935,990
787,470	Series 2002-22-PE, 6.500%, 11/25/2030	795,746
	TOTAL	34,824,712
Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS--continued
	Government National Mortgage Association REMIC--0.7%
$1,746,869	Series 2001-21-FB, 2.880%, 1/16/2027	$1,750,136
693,286	Series 1999-43-FA, 2.930%, 11/16/2029	695,338
506,851	Series 2000-12-FQ, 3.130%, 6/16/2029	507,787
	TOTAL	2,953,261
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $88,439,694)	88,269,014
	GOVERNMENT AGENCIES--34.9%
	Federal Home Loan Bank System Floating Rate Notes--4.5%
10,000,000	2.170%, 5/16/2006	9,976,900
10,000,000	2.340%, 6/13/2006	10,008,300
	TOTAL	19,985,200
	Federal Home Loan Bank System Notes--2.2%
6,000,000	1.400%, 4/1/2005	5,993,820
4,000,000	4.625%, 4/15/2005	4,016,840
	TOTAL	10,010,660
	Federal Home Loan Mortgage Corp. Discount Notes--3.4% [1]
10,000,000	1.830%, 2/1/2005	9,999,400
5,178,000	2.503%, 5/31/2005	5,132,537
	TOTAL	15,131,937
	Federal Home Loan Mortgage Corp. Floating Rate Notes--12.2%
14,000,000	2.165%, 11/7/2005	14,002,800
20,000,000	2.415%, 9/9/2005	19,999,600
20,000,000	2.550%, 10/7/2005	20,005,800
	TOTAL	54,008,200
	Federal National Mortgage Association Discount Notes--2.5% [1]
6,000,000	2.485%, 5/25/2005	5,950,020
5,000,000	1.986%, 3/9/2005	4,987,700
	TOTAL	10,937,720
	Federal National Mortgage Association Floating Rate Notes--7.9%
5,000,000	2.190%, 2/17/2006	5,003,750
10,000,000	2.308%, 9/6/2005	10,001,100
20,000,000	2.460%, 3/23/2005	19,992,800
	TOTAL	34,997,650
	Federal National Mortgage Association Note--2.2%
10,000,000	7.125%, 2/15/2005	10,018,200
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $155,098,495)	155,089,567
Principal Amount		Value
	MORTGAGE-BACKED SECURITIES--1.8%
	Federal Home Loan Mortgage Corporation--1.0%
$4,154,132	6.500%, 9/1/2018	$4,394,657
	Federal National Mortgage Association--0.8%
3,264,695	7.500%, 1/1/2032 - 8/1/2032	3,493,712
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $7,870,730)	7,888,369
	REPURCHASE AGREEMENTS--19.0%
14,172,000	Interest in $2,468,000,000 joint repurchase agreement with Barclays Capital, Inc., 2.470%, dated 1/31/2005 to be repurchased at $14,172,972 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032, collateral market value $2,517,533,699	14,172,000
70,000,000	Interest in $1,000,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 2.520%, dated 1/31/2005 to be repurchased at $70,004,900 on 2/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 3/1/2034, collateral market value $1,020,007,678	70,000,000
	TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	84,172,000
	TOTAL INVESTMENTS--100.0% (IDENTIFIED COST $444,284,093) [2]	443,772,530
	OTHER ASSETS AND LIABILITIES - NET--0.0%	198,148
	TOTAL NET ASSETS--100%	$443,970,678

1 Discount rate at time of purchase.

2 The cost of investments for federal tax purposes amounts to $444,284,093.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2005.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2005 (unaudited)

Assets:
Investments in securities	$359,600,530
Investments in repurchase agreements	84,172,000
Total investments in securities (identified cost $444,284,093)		$443,772,530
Income receivable		1,531,777
Receivable for shares sold		65,032
TOTAL ASSETS		445,369,339
Liabilities:
Payable for shares redeemed	810,765
Income distribution payable	530,294
Payable for distribution services fee (Note 5)	1,675
Payable for shareholder services fee (Note 5)	8,816
Accrued expenses	47,111
TOTAL LIABILITIES		1,398,661
Net assets for 223,998,914 shares outstanding		$443,970,678
Net Assets Consist of:
Paid-in capital		$448,316,318
Net unrealized depreciation of investments		(511,563)
Accumulated net realized loss on investments		(3,787,966)
Distributions in excess of net investment income		(46,111)
TOTAL NET ASSETS		$443,970,678
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$354,488,768 ÷ 178,847,797 shares outstanding, no par value, unlimited shares authorized		$1.98
Institutional Service Shares:
$79,511,221 ÷ 40,119,268 shares outstanding, no par value, unlimited shares authorized		$1.98
Class A Shares:
Net asset value per share ($9,970,689 ÷ 5,031,849 shares outstanding), no par value, unlimited shares authorized		$1.98
Offering price per share (100/98.00 of $1.98) [1]		$2.02
Redemption proceeds per share		$1.98

1 See "What do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2005 (unaudited)

Investment Income:
Interest (including income on securities loaned of $2,125)			$5,924,242
Expenses:
Investment adviser fee (Note 5)		$1,174,782
Administrative personnel and services fee (Note 5)		235,837
Custodian fees		22,745
Transfer and dividend disbursing agent fees and expenses		33,511
Directors'/Trustees' fees		6,124
Auditing fees		7,824
Legal fees		2,896
Portfolio accounting fees		64,208
Distribution services fee--Class A Shares (Note 5)		11,089
Shareholder services fee--Institutional Service Shares (Note 5)		201,129
Shareholder services fee--Class A Shares (Note 5)		11,090
Share registration costs		36,344
Printing and postage		15,015
Insurance premiums		6,554
Miscellaneous		9,425
TOTAL EXPENSES		1,838,573
Waivers (Note 5):
Waiver of investment adviser fee	$(854,594)
Waiver of administrative personnel and services fee	(12,042)
Waiver of distribution services fee--Class A Shares	(2,218)
Waiver of shareholder services fee--Institutional Service Shares	(120,677)
TOTAL WAIVERS		(989,531)
Net expenses			849,042
Net investment income			5,075,200
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			253,949
Net change in unrealized depreciation of investments			(273,012)
Net realized and unrealized loss on investments			(19,063)
Change in net assets resulting from operations			$5,056,137

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2005	Year Ended 7/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,075,200	$12,335,072
Net realized gain (loss) on investments	253,949	(1,456,578)
Net change in unrealized appreciation/depreciation of investments	(273,012)	260,360
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,056,137	11,138,854
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(3,783,522)	(8,326,371)
Institutional Service Shares	(1,279,700)	(4,158,390)
Class A Shares	(62,173)	(78,829)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,125,395)	(12,563,590)
Share Transactions:
Proceeds from sale of shares	197,888,665	1,572,472,929
Net asset value of shares issued to shareholders in payment of distributions declared	1,824,294	4,205,131
Cost of shares redeemed	(643,429,689)	(1,673,459,164)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(443,716,730)	(96,781,104)
Change in net assets	(443,785,988)	(98,205,840)
Net Assets:
Beginning of period	887,756,666	985,962,506
End of period (including undistributed (distributions in excess of) net investment income of $(46,111) and $4,084, respectively)	$443,970,678	$887,756,666

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2005 (unaudited)

1. ORGANIZATION

Federated Institutional Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of the Federated Government Ultrashort Duration Fund (the "Fund"). The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares, and Class A Shares. The financial highlights of the Institutional Shares and Institutional Service Shares are presented separately. The primary investment objective of the Fund is current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

U.S. government securities and mortgage-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights, differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is in cash or invested in short-term securities, including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of January 31, 2005, the Fund had no outstanding securities on loan.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity.

	Six Months Ended 1/31/2005		Year Ended 7/31/2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	83,103,749	$164,273,494	647,872,506	$1,288,649,311
Shares issued to shareholders in payment of distributions declared	598,780	1,186,846	1,571,767	3,125,352
Shares redeemed	(184,948,797)	(367,004,164)	(692,408,182)	(1,376,489,515)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(101,246,268)	$(201,543,824)	(42,963,909)	$(84,714,852)

	Six Months Ended 1/31/2005		Year Ended 7/31/2004
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	15,207,328	$30,595,712	133,708,789	$266,024,876
Shares issued to shareholders in payment of distributions declared	292,878	580,314	509,543	1,013,186
Shares redeemed	(137,312,373)	(273,084,806)	(142,578,371)	(283,436,070)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(121,812,167)	$(241,908,780)	(8,360,039)	$(16,398,008)

	Six Months Ended 1/31/2005		Year Ended 7/31/2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,529,484	$3,019,459	8,953,467	$17,798,742
Shares issued to shareholders in payment of distributions declared	28,838	57,134	33,494	66,593
Shares redeemed	(1,685,320)	(3,340,719)	(6,813,811)	(13,533,579)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(126,998)	$(264,126)	2,173,150	$4,331,756
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(223,185,433)	$(443,716,730)	(49,150,798)	$(96,781,104)

4. FEDERAL TAX INFORMATION

At January 31, 2005, the cost of investments for federal tax purposes was $444,284,093. The net unrealized depreciation of investments for federal tax purposes was $511,563. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $389,046 and net unrealized depreciation from investments for those securities having an excess of cost over value of $900,609.

At July 31, 2004, the Fund had a capital loss carryforward of $3,434,470 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 1,347,337
2009	$ 413,894
2010	$1,673,239

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser") receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A	0.25%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2005, the Fund's Institutional Service Shares did not incur a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares, and Class A Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2005, the Fund's Institutional Shares did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Government Ultrashort Duration Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
FederatedInvestors.com
Contact us at 1-800-341-7400 or
FederatedInvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420B409

30064 (3/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Government Ultrashort Duration Fund

A Portfolio of Federated Institutional Trust

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2005

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,
	1/31/2005		2004		2003		2002		2001	2000
Net Asset Value, Beginning of Period	$1.99		$1.99		$1.99		$1.99		$1.98	$1.99
Income From Investment Operations:
Net investment income	0.02		0.02		0.03		0.05		0.12	0.12
Net realized and unrealized gain (loss) on investments	(0.01)		(0.00	) [1]	(0.00	) [1]	(0.00	) [1]	0.01	(0.01)
TOTAL FROM INVESTMENT OPERATIONS	0.01		0.02		0.03		0.05		0.13	0.11
Less Distributions:
Distributions from net investment income	(0.02)		(0.02)		(0.03)		(0.05)		(0.12)	(0.12)
Net Asset Value, End of Period	$1.98		$1.99		$1.99		$1.99		$1.99	$1.98
Total Return [2]	0.43%		1.24%		1.50%		2.69%		6.57%	5.58%

Ratios to Average Net Assets:
Expenses	0.25	% [3]	0.25%		0.25%		0.25%		0.25%	0.25%
Net investment income	1.79	% [3]	1.21%		1.53%		2.53%		5.88%	5.93%
Expense waiver/reimbursement [4]	0.30	% [3]	0.28%		0.26%		0.29%		0.35%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$354,489		$556,072		$641,571		$755,418		$157,938	$122,038
Portfolio turnover	27%		86%		85%		73%		101%	132%

1 Represents less than $0.01.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,
	1/31/2005		2004		2003		2002		2001	2000	[1]
Net Asset Value, Beginning of Period	$1.99		$1.99		$1.99		$1.99		$1.98	$1.98
Income From Investment Operations:
Net investment income	0.02		0.02		0.03		0.05		0.11	0.10
Net realized and unrealized gain (loss) on investments	(0.01)		(0.00	) [2]	(0.00	) [2]	(0.00	) [2]	0.01	(0.00	) [2]
TOTAL FROM INVESTMENT OPERATIONS	0.01		0.02		0.03		0.05		0.12	0.10
Less Distributions:
Distributions from net investment income	(0.02)		(0.02)		(0.03)		(0.05)		(0.11)	(0.10)
Net Asset Value, End of Period	$1.98		$1.99		$1.99		$1.99		$1.99	$1.98
Total Return [3]	0.38%		1.14%		1.40%		2.59%		6.46%	5.07%

Ratios to Average Net Assets:
Expenses	0.35	% [4]	0.35%		0.35%		0.35%		0.35%	0.35	% [4]
Net investment income	1.58	% [4]	1.11%		1.41%		2.40%		5.45%	6.06	% [4]
Expense waiver/reimbursement [5]	0.45	% [4]	0.43%		0.41%		0.44%		0.50%	0.51	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$79,511		$321,444		$338,455		$295,802		$46,710	$12,256
Portfolio turnover	27%		86%		85%		73%		101%	132	% [6]

1 Reflects operations for the period from September 30, 1999 (start of performance) to July 31, 2000.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2000.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2004 to January 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2004	Ending Account Value 1/31/2005	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,004.30	$1.26
Institutional Service Shares	$1,000	$1,003.80	$1.77
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.95	$1.28
Institutional Service Shares	$1,000	$1,023.44	$1.79

1 Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratios are as follows:.

Institutional Shares	0.25%
Institutional Service Shares	0.35%

Portfolio of Investments Summary Table

At January 31, 2005, the fund's portfolio composition 1 was as follows:

Percentage of Total Investments [2]
U.S. Government Agency Mortgage-Backed Securities	46.1%
U.S. Government Agency Securities	34.9%
Repurchase Agreements [3]	19.0%
TOTAL	100.0%

1 See the Fund's Prospectus for a more complete description of the principal types of securities in which the fund invests.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 Repurchase agreements, as more fully described in the Fund's prospectus, are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price.

Portfolio of Investments

January 31, 2005 (unaudited)

Principal Amount		Value
	ADJUSTABLE-RATE MORTGAGES--24.4%
	Federal Home Loan Mortgage Corp. ARM--4.7%
$3,833,903	3.437%, 9/1/2028	$3,939,067
1,685,382	3.541%, 2/1/2029	1,729,505
3,569,924	3.793%, 1/1/2027	3,679,378
5,275,515	3.877%, 9/1/2025	5,450,715
4,431,631	4.249%, 1/1/2035	4,499,745
1,678,183	4.558%, 12/1/2032	1,683,553
	TOTAL	20,981,963
	Federal National Mortgage Association ARM--19.7%
9,893,516	3.173%, 5/1/2040 - 8/1/2040	10,089,526
2,542,202	3.534%, 6/1/2033	2,565,107
6,053,163	3.567%, 9/1/2027	6,148,501
14,558,628	3.586%, 6/1/2027	14,776,861
7,880,945	3.623%, 6/1/2027	7,995,771
4,410,081	3.760%, 4/1/2033	4,566,948
6,697,355	3.826%, 11/1/2034	6,678,267
6,983,972	3.827%, 7/1/2033 - 12/1/2034	7,023,597
3,938,015	3.858%, 12/1/2034	3,976,529
10,214,754	3.875%, 4/1/2024	10,493,208
1,091,804	3.926%, 8/1/2032	1,126,829
1,581,516	3.991%, 5/1/2028	1,630,100
2,141,938	4.061%, 10/1/2028	2,213,629
1,203,660	4.202%, 8/1/2031	1,220,294
5,230,278	4.439%, 9/1/2032	5,291,734
1,535,724	5.941%, 6/1/2028	1,574,716
	TOTAL	87,371,617
	TOTAL ADJUSTABLE-RATE MORTGAGES (IDENTIFIED COST $108,703,174)	108,353,580
	COLLATERALIZED MORTGAGE OBLIGATIONS--19.9%
	Federal Home Loan Mortgage Corp. REMIC--11.4%
2,770,875	Series 2539-FK, 2.830%, 10/15/2016	2,771,179
10,955,655	Series 2571-FB, 2.830%, 2/15/2018	10,950,505
2,533,270	Series 2543-EF, 2.830%, 12/15/2032	2,530,078
5,535,852	Series 2534-MF, 2.880%, 9/15/2030	5,549,027
Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS--continued
	Federal Home Loan Mortgage Corp. REMIC--continued
$1,063,184	Series 2395-FT, 2.930%, 12/15/2031	$1,062,705
3,888,259	Series 2359-FA, 2.980%, 2/15/2029	3,901,634
5,616,147	Series 2554-FW, 2.980%, 11/15/2029	5,633,277
2,500,000	Series 1587-FL, 2.995%, 10/15/2008	2,500,975
1,225,252	Series 2444-FT, 3.010%, 9/15/2029	1,231,820
1,563,848	Series 2478-YK, 3.030%, 2/15/2032	1,570,213
308,698	Series 2452-FG, 3.030%, 3/15/2032	309,809
650,794	Series 2191-MF, 3.080%, 12/17/2027	653,254
2,819,503	Series 2396-FL, 3.080%, 12/15/2031	2,833,798
1,035,717	Series 1640-FA, 3.300%, 12/15/2008	1,042,501
1,281,696	Series 1146-E, 3.550%, 9/15/2021	1,291,783
1,500,000	Series 1611-JA, 3.625%, 8/15/2023	1,507,275
217,074	Series 2608-PA, 4.000%, 11/15/2012	216,961
1,487,155	Series 2517-OJ, 4.500%, 7/15/2012	1,494,070
169,040	Series 2481-M, 5.500%, 1/15/2015	169,498
2,587,978	Series 2389-CD, 6.000%, 3/15/2016	2,640,488
627,461	Series 1465-G, 7.000%, 12/15/2007	630,191
	TOTAL	50,491,041
	Federal National Mortgage Association REMIC--7.8%
1,414,107	Series 2001-20-FE, 2.680%, 4/17/2031	1,409,483
6,245,487	Series 2003-15-FW, 2.880%, 12/25/2016	6,246,611
2,594,170	Series 1998-22-FA, 2.880%, 4/18/2028	2,597,957
2,812,976	Series 2002-58-LF, 2.930%, 1/25/2029	2,818,039
2,212,480	Series 2002-50-FH, 2.930%, 12/25/2029	2,215,733
1,839,942	Series 2002-53-FP, 2.980%, 8/25/2030	1,843,107
6,698,406	Series 2002-82-FK, 2.980%, 10/25/2031	6,704,099
3,363,310	Series 2002-74-FV, 2.980%, 11/25/2032	3,364,387
924,282	Series 2001-34-FL, 3.030%, 8/25/2031	932,099
1,214,325	Series 2001-68-FD, 3.030%, 12/25/2031	1,219,838
276,163	Series 2002-39-FB, 3.030%, 3/18/2032	277,207
523,611	Series 1993-220-FA, 3.131%, 11/25/2013	526,575
2,909,128	Series 2002-86-DP, 5.500%, 1/25/2028	2,937,841
931,481	Series 2001-50-LD, 6.500%, 5/25/2030	935,990
787,470	Series 2002-22-PE, 6.500%, 11/25/2030	795,746
	TOTAL	34,824,712
Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS--continued
	Government National Mortgage Association REMIC--0.7%
$1,746,869	Series 2001-21-FB, 2.880%, 1/16/2027	$1,750,136
693,286	Series 1999-43-FA, 2.930%, 11/16/2029	695,338
506,851	Series 2000-12-FQ, 3.130%, 6/16/2029	507,787
	TOTAL	2,953,261
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $88,439,694)	88,269,014
	GOVERNMENT AGENCIES--34.9%
	Federal Home Loan Bank System Floating Rate Notes--4.5%
10,000,000	2.170%, 5/16/2006	9,976,900
10,000,000	2.340%, 6/13/2006	10,008,300
	TOTAL	19,985,200
	Federal Home Loan Bank System Notes--2.2%
6,000,000	1.400%, 4/1/2005	5,993,820
4,000,000	4.625%, 4/15/2005	4,016,840
	TOTAL	10,010,660
	Federal Home Loan Mortgage Corp. Discount Notes--3.4% [1]
10,000,000	1.830%, 2/1/2005	9,999,400
5,178,000	2.503%, 5/31/2005	5,132,537
	TOTAL	15,131,937
	Federal Home Loan Mortgage Corp. Floating Rate Notes--12.2%
14,000,000	2.165%, 11/7/2005	14,002,800
20,000,000	2.415%, 9/9/2005	19,999,600
20,000,000	2.550%, 10/7/2005	20,005,800
	TOTAL	54,008,200
	Federal National Mortgage Association Discount Notes--2.5% [1]
6,000,000	2.485%, 5/25/2005	5,950,020
5,000,000	1.986%, 3/9/2005	4,987,700
	TOTAL	10,937,720
	Federal National Mortgage Association Floating Rate Notes--7.9%
5,000,000	2.190%, 2/17/2006	5,003,750
10,000,000	2.308%, 9/6/2005	10,001,100
20,000,000	2.460%, 3/23/2005	19,992,800
	TOTAL	34,997,650
Principal Amount		Value
	GOVERNMENT AGENCIES--continued
	Federal National Mortgage Association Note--2.2%
$10,000,000	7.125%, 2/15/2005	$10,018,200
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $155,098,495)	155,089,567
	MORTGAGE-BACKED SECURITIES--1.8%
	Federal Home Loan Mortgage Corporation--1.0%
4,154,132	6.500%, 9/1/2018	4,394,657
	Federal National Mortgage Association--0.8%
3,264,695	7.500%, 1/1/2032 - 8/1/2032	3,493,712
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $7,870,730)	7,888,369
	REPURCHASE AGREEMENTS--19.0%
14,172,000	Interest in $2,468,000,000 joint repurchase agreement with Barclays Capital, Inc., 2.470%, dated 1/31/2005 to be repurchased at $14,172,972 on 2/1/2005, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032, collateral market value $2,517,533,699	14,172,000
70,000,000	Interest in $1,000,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 2.520%, dated 1/31/2005 to be repurchased at $70,004,900 on 2/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 3/1/2034, collateral market value $1,020,007,678	70,000,000
	TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	84,172,000
	TOTAL INVESTMENTS-100.0% (IDENTIFIED COST $444,284,093) [2]	443,772,530
	OTHER ASSETS AND LIABILITIES - NET--0.0%	198,148
	TOTAL NET ASSETS--100%	$443,970,678

1 Discount rate at time of purchase.

2 The cost of investments for federal tax purposes amounts to $444,284,093.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2005.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2005 (unaudited)

Assets:
Investments in securities	$359,600,530
Investments in repurchase agreements	84,172,000
Total investments in securities (identified cost $444,284,093)		$443,772,530
Income receivable		1,531,777
Receivable for shares sold		65,032
TOTAL ASSETS		445,369,339
Liabilities:
Payable for shares redeemed	810,765
Income distribution payable	530,294
Payable for distribution services fee (Note 5)	1,675
Payable for shareholder services fee (Note 5)	8,816
Accrued expenses	47,111
TOTAL LIABILITIES		1,398,661
Net assets for 223,998,914 shares outstanding		$443,970,678
Net Assets Consist of:
Paid-in capital		$448,316,318
Net unrealized depreciation of investments		(511,563)
Accumulated net realized loss on investments		(3,787,966)
Distributions in excess of net investment income		(46,111)
TOTAL NET ASSETS		$443,970,678
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$354,488,768 ÷ 178,847,797 shares outstanding, no par value, unlimited shares authorized		$1.98
Institutional Service Shares:
$79,511,221 ÷ 40,119,268 shares outstanding, no par value, unlimited shares authorized		$1.98
Class A Shares:
Net asset value per share ($9,970,689 ÷ 5,031,849 shares outstanding), no par value, unlimited shares authorized		$1.98
Offering price per share (100/98.00 of $1.98) [1]		$2.02
Redemption proceeds per share		$1.98

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2005 (unaudited)

Investment Income:
Interest (including income on securities loaned of $2,125)			$5,924,242
Expenses:
Investment adviser fee (Note 5)		$1,174,782
Administrative personnel and services fee (Note 5)		235,837
Custodian fees		22,745
Transfer and dividend disbursing agent fees and expenses		33,511
Directors'/Trustees' fees		6,124
Auditing fees		7,824
Legal fees		2,896
Portfolio accounting fees		64,208
Distribution services fee--Class A Shares (Note 5)		11,089
Shareholder services fee--Institutional Service Shares (Note 5)		201,129
Shareholder services fee--Class A Shares (Note 5)		11,090
Share registration costs		36,344
Printing and postage		15,015
Insurance premiums		6,554
Miscellaneous		9,425
TOTAL EXPENSES		1,838,573
Waivers (Note 5):
Waiver of investment adviser fee	$(854,594)
Waiver of administrative personnel and services fee	(12,042)
Waiver of distribution services fee--Class A Shares	(2,218)
Waiver of shareholder services fee--Institutional Service Shares	(120,677)
TOTAL WAIVERS		(989,531)
Net expenses			849,042
Net investment income			5,075,200
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			253,949
Net change in unrealized depreciation of investments			(273,012)
Net realized and unrealized loss on investments			(19,063)
Change in net assets resulting from operations			$5,056,137

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2005	Year Ended 7/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,075,200	$12,335,072
Net realized gain (loss) on investments	253,949	(1,456,578)
Net change in unrealized appreciation/depreciation of investments	(273,012)	260,360
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,056,137	11,138,854
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(3,783,522)	(8,326,371)
Institutional Service Shares	(1,279,700)	(4,158,390)
Class A Shares	(62,173)	(78,829)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,125,395)	(12,563,590)
Share Transactions:
Proceeds from sale of shares	197,888,665	1,572,472,929
Net asset value of shares issued to shareholders in payment of distributions declared	1,824,294	4,205,131
Cost of shares redeemed	(643,429,689)	(1,673,459,164)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(443,716,730)	(96,781,104)
Change in net assets	(443,785,988)	(98,205,840)
Net Assets:
Beginning of period	887,756,666	985,962,506
End of period (including undistributed (distributions in excess of) net investment income of $(46,111) and $4,084, respectively)	$443,970,678	$887,756,666

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2005 (unaudited)

1. ORGANIZATION

Federated Institutional Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of the Federated Government Ultrashort Duration Fund (the "Fund"). The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class A Shares. The financial highlights of the Class A Shares are presented separately. The primary investment objective of the Fund is current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

U.S. government securities and mortgage-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights, differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is in cash or invested in short-term securities, including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of January 31, 2005, the Fund had no outstanding securities on loan.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity.

	Six Months Ended 1/31/2005		Year Ended 7/31/2004
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	83,103,749	$164,273,494	647,872,506	$1,288,649,311
Shares issued to shareholders in payment of distributions declared	598,780	1,186,846	1,571,767	3,125,352
Shares redeemed	(184,948,797)	(367,004,164)	(692,408,182)	(1,376,489,515)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(101,246,268)	$(201,543,824)	(42,963,909)	$(84,714,852)

	Six Months Ended 1/31/2005		Year Ended 7/31/2004
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	15,207,328	$30,595,712	133,708,789	$266,024,876
Shares issued to shareholders in payment of distributions declared	292,878	580,314	509,543	1,013,186
Shares redeemed	(137,312,373)	(273,084,806)	(142,578,371)	(283,436,070)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(121,812,167)	$(241,908,780)	(8,360,039)	$(16,398,008)

	Six Months Ended 1/31/2005		Year Ended 7/31/2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,529,484	$3,019,459	8,953,467	$17,798,742
Shares issued to shareholders in payment of distributions declared	28,838	57,134	33,494	66,593
Shares redeemed	(1,685,320)	(3,340,719)	(6,813,811)	(13,533,579)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(126,998)	$(264,126)	2,173,150	$4,331,756
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(223,185,433)	$(443,716,730)	(49,150,798)	$(96,781,104)

4. FEDERAL TAX INFORMATION

At January 31, 2005, the cost of investments for federal tax purposes was $444,284,093. The net unrealized depreciation of investments for federal tax purposes was $511,563. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $389,046 and net unrealized depreciation from investments for those securities having an excess of cost over value of $900,609.

At July 31, 2004, the Fund had a capital loss carryforward of $3,434,470 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 1,347,337
2009	$ 413,894
2010	$1,673,239

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser") receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A	0.25%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2005, the Fund's Institutional Service Shares did not incur a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2005, the Fund's Institutional Shares did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Government Ultrashort Duration Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
FederatedInvestors.com
Contact us at 1-800-341-7400 or
FederatedInvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420B102
Cusip 31420B201

G02287-05 (3/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management Investment
            Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal quarter that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Institutional Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        March 23, 2005

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        March 23, 2005

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        March 23, 2005